Goldman Sachs MarketBeta US Equity ETF Average Annual Total Returns		12 Months Ended	56 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive GBS United States Large & Mid Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.26%	18.52%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.94%	18.54%
Goldman Sachs MarketBeta US Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.14%	18.43%
Performance Inception Date	May 12, 2020
Goldman Sachs MarketBeta US Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.76%	16.52%
Goldman Sachs MarketBeta US Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.12%	13.55%